UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 08/31/2018

Date of reporting period: 02/28/2018

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the WP Large Cap Income Plus Fund, a series of the 360 Funds, for the period ended February 28, 2018 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "1940 Act"), as amended (17 CFR 270.30e-1) is filed herewith.

WP Large Cap Income Plus Fund Institutional Class Shares (Ticker Symbol: WPLCX) A series of the 360 Funds

SEMI-ANNUAL REPORT

February 28, 2018

Investment Adviser

Winning Points Advisers, LLC

129 NW 13th Street, Suite D-26

Boca Raton, Florida 33431

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
SCHEDULE OF PURCHASED OPTIONS	5
SCHEDULE OF WRITTEN OPTIONS	6
STATEMENT OF ASSETS AND LIABILITIES	7
STATEMENT OF OPERATIONS	8
STATEMENTS OF CHANGES IN NET ASSETS	9
FINANCIAL HIGHLIGHTS	10
NOTES TO FINANCIAL STATEMENTS	11
ADDITIONAL INFORMATION	19
INFORMATION ABOUT YOUR FUND'S EXPENSES	21

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund INVESTMENT HIGHLIGHTS February 28, 2018 (Unaudited)

The investment objective of the WP Large Cap Income Plus Fund (the "Fund") is total return. To meet its investment objective, the Fund will invest 80% of its total assets in large cap domestic equity securities and exchange-traded funds that primarily invest in large cap domestic equity securities. The Fund will seek income through dividends paid on such securities. The Fund will also seek to produce income (e.g., premium income on the sale of an option) and return stability through an options strategy.

Winning Points Advisers, LLC (the "Adviser"), the investment adviser to the Fund, intends to sell covered call options on a portion of the Fund's stock holdings. The extent of option selling will depend on market conditions and the Adviser's consideration of the advantages of selling call options on the Fund's equity investments.

The Fund may also sell put options on stocks and ETFs the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options sold. The Fund may, in certain circumstances, purchase put options on the S&P 500® Composite Stock Price Index (the "S&P 500") and on individual stocks to protect against a loss of principal value due to stock price decline. The extent of option selling depends on market conditions and the Adviser's judgment. The Fund may also seek to pursue its investment objective by selling a series of call and put option spread combinations on the S&P 500.

The Fund may be appropriate for investors with long-term horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to minimize the effects of inflation on its portfolio.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2018 and are subject to change.

For a detailed break-out of holdings by industry and by investment type, please refer to the Schedule of Investments.

Winning Points Funds
WP LARGE CAP INCOME PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 102.07%	Shares	Fair Value

Aerospace & Defense - 4.44%
Lockheed Martin Corp. (b)	4,200	$1,480,248

Agriculture - 2.91%
Altria Group, Inc. (b)	15,400	969,430

Banks - 27.38%
Bank of America Corp. (b)	69,000	2,214,900
BB&T Corp. (b)	4,900	266,315
Citigroup, Inc. (b)	21,000	1,585,290
Deustche Bank AG (b)	20,000	318,800
Goldman Sachs Group, Inc. (b)	2,600	683,618
JPMorgan Chase & Co. (b)	17,200	1,986,600
Lloyds Banking Group PLC - ADR (b)	58,000	222,720
PNC Financial Services Group, Inc. (b)	2,300	362,618
Wells Fargo & Co. (b)	25,600	1,495,296
		9,136,157
Beverages - 4.69%
Diageo PLC - ADR (b)	5,800	786,712
PepsiCo, Inc. (b)	7,100	779,083
		1,565,795
Biotechnology - 0.54%
Biogen, Inc. (a) (b)	300	86,697
Bioverativ, Inc. (a) (b)	150	15,702
Gilead Sciences, Inc. (b)	1,000	78,730
		181,129
Building Materials - 0.22%
Johnson Controls International PLC	2,000	73,740

Computers - 7.92%
Apple, Inc. (b)	10,500	1,870,260
International Business Machines Corp. (b)	4,700	732,401
Leidos Holdings, Inc. (b)	665	42,101
		2,644,762
Diversified Financial Services - 5.10%
BlackRock, Inc. (b)	3,100	1,703,233

Food - 3.24%
Sysco Corp. (b)	18,100	1,079,665

Healthcare - Products - 1.85%
Baxter International, Inc. (b)	9,100	616,889

Healthcare - Services - 0.43%
Catasys, Inc. (a) (b)	30,000	143,700

Insurance - 4.38%
Allianz SE - ADR (b)	1,400	32,550
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,429,680
		1,462,230
Internet - 0.22%
Alibaba Group Holding Ltd. - ADR (a) (b)	400	74,456

Investment Companies - 0.18%
Ares Capital Corp. (b)	2,300	36,317
BlackRock Capital Investment Corp. (b)	4,500	24,795
		61,112
Lodging - 0.51%
MGM Resorts International (b)	5,000	171,150

Winning Points Funds
WP LARGE CAP INCOME PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCKS - 102.07% (Continued)	Shares	Fair Value

Media - 1.09%
Comcast Corp. - Class A (b)	10,000	$362,100

Miscellaneous Manufacturing - 1.14%
General Electric Co. (b)	27,000	380,970

Oil & Gas - 15.29%
BP PLC - ADR (b)	36,200	1,406,732
Chevron Corp. (b)	8,900	996,088
China Petroleum & Chemical Corp. - ADR (b)	5,500	435,050
ConocoPhillips (b)	18,000	977,580
Exxon Mobil Corp. (b)	17,000	1,287,580
		5,103,030
Pharmaceuticals - 0.91%
AstraZeneca PLC - ADR (b)	2,800	92,932
Pfizer, Inc. (b)	5,000	181,550
Titan Pharmaceuticals, Inc. (a) (b)	30,000	30,000
		304,482
Retail - 7.09%
McDonald's Corp. (b)	10,800	1,703,592
Target Corp. (b)	8,800	663,608
		2,367,200
Semiconductors - 4.73%
Intel Corp. (b)	30,000	1,478,700
Skyworks Solutions, Inc. (b)	900	98,325
		1,577,025
Software - 6.43%
Microsoft Corp. (b)	22,900	2,147,333

Telecommunications - 1.38%
China Mobile Ltd. - ADR (b)	9,900	460,251

TOTAL COMMON STOCKS (Cost $25,077,871)		34,066,087

CLOSED-END FUNDS - 5.60%
Alpine Total Dynamic Dividend Fund (b)	30,000	279,000
Boulder Growth & Income Fund, Inc. (b)	97,000	1,083,490
Clough Global Equity Fund (b)	1,368	18,536
Deutsche High Income Opportunities Fund, Inc. (b)	4,000	59,840
Special Opportunities Fund, Inc. (b)	22,185	329,669
Virtus Total Return Fund, Inc. (b)	8,985	98,835

TOTAL CLOSED-END FUNDS (Cost $1,488,829)		1,869,370

EXCHANGE-TRADED FUNDS - 4.12%

Equity Funds - 4.12%
iShares MSCI EAFE ETF (b)	10,200	716,754
iShares U.S. Financial Services ETF (b)	4,800	658,128
		1,374,882

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,345)		1,374,882

OPTIONS PURCHASED (Cost $52,912) - 0.12% (c)		$39,120

Winning Points Funds
WP LARGE CAP INCOME PLUS FUND SCHEDULE OF INVESTMENTS February 28, 2018 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 3.05%
Federated Government Obligations Fund - Institutional Shares, 1.24% (d)	1,018,365	$1,018,365
TOTAL SHORT-TERM INVESTMENTS (Cost $1,018,365)		1,018,365

TOTAL INVESTMENTS (Cost $28,679,322) – 114.96%		$38,367,824

OPTIONS WRITTEN (Proceeds $4,546,869) - (14.59)% (e)		(4,869,481)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.37)%		(124,324)

NET ASSETS - 100%		$33,374,019

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for options written.
(c)	Please refer to the Schedule of Purchased Options for details of options purchased.
(d)	Rate shown represents the 7-day effective yield at February 28, 2018, is subject to change and resets daily.
(e)	Please refer to the Schedule of Written Options for details of options written.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds
WP LARGE CAP INCOME PLUS FUND SCHEDULE OF PURCHASED OPTIONS February 28, 2018 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.12%

PUT OPTIONS PURCHASED - 0.12%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	326	$68,460,000	$2,100.00	3/9/2018	$11,410
CBOE S&P 500 Index	326	$65,200,000	$2,000.00	3/23/2018	27,710
TOTAL PUT OPTIONS PURCHASED (Cost $52,912)					39,120

TOTAL OPTIONS PURCHASED (Cost $52,912)					$39,120

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

 The accompanying notes are an integral part of these financial statements.

Winning Points Funds
WP LARGE CAP INCOME PLUS FUND SCHEDULE OF WRITTEN OPTIONS February 28, 2018 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (12.21)%

CALL OPTIONS WRITTEN - (6.90)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	80	$23,200,000	$2,900.00	12/20/2019	$1,465,600
CBOE S&P 500 Index	33	$9,735,000	$2,950.00	12/20/2019	528,561

TOTAL CALL OPTIONS WRITTEN (Proceeds $2,593,611)					1,994,161

PUT OPTIONS WRITTEN - (5.31%)	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	326	$79,055,000	$2,425.00	3/15/2019	2,875,320

TOTAL PUT OPTIONS WRITTEN (Proceeds $1,953,258)					2,875,320

TOTAL OPTIONS WRITTEN (Proceeds $4,546,869)					$4,869,481

[1]	Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2018 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at value (identified cost $28,679,322)	$38,367,824
Deposits at broker for options	166,384
Receivables:
Interest	356
Dividends	120,244
Fund shares sold	6,000
Prepaid expenses	40,208
Total assets	38,701,016

Liabilities:
Options written, at value (identified proceeds $4,546,869)	4,869,481
Payables:
Investment securities purchased	396,932
Due to advisor	34,265
Accrued distribution (12b-1) fees	10,351
Due to administrator	10,233
Accrued expenses	5,735
Total liabilities	5,326,997
Net Assets	$33,374,019

Sources of Net Assets:
Paid-in capital	$25,134,184
Accumulated net realized loss on investments, options purchased and options written	(1,152,940)
Accumulated undistributed net investment income	26,885
Net unrealized appreciation on investments, options purchased and options written	9,365,890
Total Net Assets (Unlimited shares of beneficial interest authorized)	$33,374,019

Institutional Class Shares:
Net assets applicable to 2,454,090 shares outstanding	$33,374,019
Net Asset Value, Offering and Redemption Price Per Share	$13.60

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENT OF OPERATIONS

SEMI-ANNUAL REPORT

For the Six Month Period Ended February 28, 2018
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,660)	$453,238
Interest	2,837
Total investment income	456,075

Expenses:
Management fees (Note 6)	216,894
Distribution (12b-1) fees - Institutional Class	40,165
Accounting and transfer agent fees and expenses	60,766
Interest expense	49,236
Audit fees	7,935
Trustee fees and expenses	7,439
Legal fees	5,951
Custodian fees	5,951
Miscellaneous	4,431
Pricing fees	3,720
Registration and filing fees	2,107
Insurance	858
Reports to shareholders	248
Total expenses	405,701

Net investment income	50,374

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(270,140)
Options purchased	267,486
Options written	(1,061,844)
Net realized loss on investments and options	(1,064,498)

Net change in unrealized appreciation (depreciation) on:
Investments	3,862,634
Options purchased	26,080
Options written	(348,214)
Net change in unrealized appreciation on investments and options	3,540,500

Net gain on investments	2,476,002

Net increase in net assets resulting from operations	$2,526,376

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	For the Six Month Period Ended February 28, 2018	For the Year Ended August 31, 2017
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$50,374	$177,607
Net realized gain (loss) on investments and options	(1,064,498)	2,040,391
Net change in unrealized appreciation on investments and options	3,540,500	3,721,085
Net increase in net assets resulting from operations	2,526,376	5,939,083

Distributions to shareholders from:
Net investment income - Institutional Class	(148,389)	(46,285)
Net realized capital gains - Institutional Class	(683,004)	-
Total distributions	(831,393)	(46,285)

Capital share transactions (Note 4):
Increase (decrease) in net assets from capital share transactions	1,817,986	(27,811)

Increase in net assets	3,512,969	5,864,987

Net Assets:
Beginning of year/period	29,861,050	23,996,063

End of year/period	$33,374,019	$29,861,050
Undistributed accumulated net investment income	$26,885	$124,900

The accompanying notes are an integral part of these financial statements.

WINNING POINTS FUNDS

WP LARGE CAP INCOME PLUS FUND
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the Six Month Period Ended February 28, 2018		For the Year Ended August 31, 2017		For the Year Ended August 31, 2016		For the Year Ended August 31, 2015		For the Period Ended August 31, 2014 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$12.86		$10.31		$8.96		$10.56		$10.00

Investment Operations:
Net investment income (loss)	0.02		0.08		-		0.03		(0.06)
Net realized and unrealized gain (loss) on investments	1.07		2.49		1.37		(1.63)		0.62
Total from investment operations	1.09		2.57		1.37		(1.60)		0.56

Distributions:
From net investment income	(0.06)		(0.02)		-		-		-
From return of capital	-		-		(0.02)		-		-
From net realized capital gains	(0.29)		-		-		-		-
Total distributions	(0.35)		(0.02)		(0.02)		-		-

Net Asset Value, End of Year/Period	$13.60		$12.86		$10.31		$8.96		$10.56

Total Return (b)	8.45%		24.95%		15.28%		(15.15)%		5.60	%(c)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$33,374		$29,861		$23,996		$20,846		$19,107

Ratios of expenses to average net assets (h):	2.52	%(e)	2.47	%(e)	2.93	%(e)	2.92	%(e)	3.32	%(f)(g)

Ratios of net investment income (loss):	0.31%		0.65%		0.04%		0.32%		(1.00	)%(f)(g)

Portfolio turnover rate	1.87%		3.11%		5.30%		6.88%		1.78	%(c)

(a)	The WP Large Cap Income Plus Fund commenced operations on October 10, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Total Return is for the period from December 4, 2013, the date of initial portfolio trades, through August 31, 2014.
(e)	The ratios include 0.31% of interest expense during the six month period ended February 28, 2018, 0.19% of interest expense during the fiscal year ended August 31, 2017, 0.20% of interest expense during the fiscal year ended August 31, 2016 and 0.03% of interest expense during the year ended August 31, 2015.
(f)	Ratios are for the period from December 4, 2013, the date of initial expense accruals, through August 31, 2014.
(g)	Annualized.
(h)	Ratios do not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Large Cap Income Plus Fund (the "Fund") is a series of 360 Funds (the "Trust"). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund's investment objective is total return. The Fund's investment adviser is Winning Points Advisers, LLC (the "Adviser"). The Fund has three classes of shares, Class A, Class C and Institutional Class shares. Currently only the Institutional Class shares are being offered for sale. The Fund commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Options – The Fund's option strategy consists of selling and purchasing put and call options on equity indexes and exchange-traded funds ("ETFs"). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund's investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current fair value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund's losses are potentially large in a written put transaction and potentially unlimited in a written call transaction. Please refer to the Fund's prospectus for a full listing of risks associated with these instruments.

c) Exchange-Traded and Closed-End Funds - The Fund may invest in Exchange-Traded Funds ("ETFs") and Closed-End Funds ("CEFs"). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d) Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six month period ended February 28, 2018, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended February 28, 2018, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America ("GAAP") requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six month period ended February 28, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

e) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

f) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g) Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h) Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund's relative net assets or another appropriate basis (as determined by the Board).

i) Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund's Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, closed-end funds, mutual funds and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund's assets and liabilities measured at fair value as of February 28, 2018.

WP Large Cap Income Plus Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$34,066,087	$-	$-	$34,066,087
Closed-End Funds (2)	1,869,370			1,869,370
Exchange-Traded Funds (2)	1,374,882	-	-	1,374,882
Put Options Purchased	39,120	-	-	39,120
Short-Term Investments	1,018,365	-	-	1,018,365
Total Assets	$38,367,824	$-	$-	$38,367,824

WP Large Cap Income Plus Fund
Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,994,161	$-	$-	$1,994,161
Put Options Written	2,875,320	-	-	2,875,320
Total Liabilities	$4,869,481	$-	$-	$4,869,481

(1)	As of and during the six month period ended February 28, 2018, the Fund held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock, closed-end funds and exchange-traded funds ("ETFs") held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and closed-end funds and ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund's policy to recognize transfers between Levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any Levels during the six month period ended February 28, 2018.

During the six month period ended February 28, 2018, no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of February 28, 2018, portfolio securities valued at $36,929,251 were held in escrow by the custodian as cover for options written by the Fund.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

The average monthly notional value of options contracts purchased and written by the Fund during the year ended February 28, 2018 were as follows:

Derivative Type	Average Notional Value
Put Options Purchased	$135,242,571
Call Options Written	35,435,000
Put Options Written	75,961,429

As of February 28, 2018, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Investments, at value	$39,120	$-	$39,120
Total Assets		$39,120	$-	$39,120

Liabilities	Location	Equity Contracts	Interest Rate Contracts	Total
Call options written	Options written, at value	$1,994,161	$-	$1,994,161
Put options written	Options written, at value	2,875,320	-	2,875,320
Total Liabilities		$4,869,481	$-	$4,869,481

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended February 28, 2018, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$26,080	$-	$26,080
Call options written	Options written	567,235	-	567,235
Put options written	Options written	(915,449)	-	(915,449)
		$(322,134)	$-	$(322,134)

Net realized gain (loss) on:	Location	Equity Contracts	Interest Rate Contracts	Total
Put options purchased	Options purchased	$267,486	$-	$267,486
Call options written	Options written	(2,868,957)	-	(2,868,957)
Put options written	Options written	1,807,113	-	1,807,113
		$(794,358)	$-	$(794,358)

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

3.	DERIVATIVES TRANSACTIONS (continued)

All open derivative positions at February 28, 2018 are reflected on the Fund's Schedule of Investments, Schedule of Purchased Options and Schedule of Written Options. The following tables present the Fund's asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2018.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Purchased Options Contracts	$39,120 (1)	$—	$39,120 (1)	$39,120 (2)	$—	$—
Total	$39,120 (1)	$—	$39,120 (1)	$39,120 (2)	$—	$—

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$4,869,481 (3)	$—	$4,869,481 (3)	$4,869,481 (2)	$—	$—
Total	$4,869,481 (3)	$—	$4,869,481 (3)	$4,869,481 (2)	$—	$—

(1)	Purchased options at value as presented in the Schedule of Purchased Options.
(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.
(3)	Written options at value as presented in the Schedule of Written Options.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the six month period ended February 28, 2018 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	189,440	(116,407)	59,559	132,592
Value	$2,590,112	$(1,595,224)	$823,098	$1,817,986

Transactions in shares of capital stock for the Fund for the year ended August 31, 2017 were as follows:

WP Large Cap Income Plus Fund:	Sold	Redeemed	Reinvested	Net Decrease
Institutional Class
Shares	265,483	(274,689)	3,987	(5,219)
Value	$3,152,335	$(3,226,309)	$46,163	$(27,811)

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

5.	INVESTMENT TRANSACTIONS

For the six month period ended February 28, 2018, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 2,660,155	$ 664,135

There were no government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund's investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.35% of the Fund's net assets. For the six month period ended February 28, 2018, the Adviser earned $216,894 of advisory fees.

The Fund has entered into an Investment Company Services Agreement ("ICSA") with M3Sixty Administration, LLC ("M3Sixty"), formerly Matrix 360 Administration, LLC. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the six month period ended February 28, 2018, M3Sixty earned $60,766, including out of pocket expenses with $10,233 remaining payable at February 28, 2018.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC ("M3SixtyD"). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund.

M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Institutional Class shares of the Fund's average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Institutional Class shares of the Fund took effect October 10, 2013. For the six month period ended February 28, 2018, the Fund accrued $40,165 in 12b-1 expenses attributable to Institutional Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2018 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 28,665,863	$ 11,172,927	$ (1,470,966)	$ 9,701,961

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, tax treatment of derivatives, and return of capital distributions from CEFs and REITs.

Winning Points Funds	SEMI-ANNUAL REPORT
WP Large Cap Income Plus Fund NOTES TO THE FINANCIAL STATEMENTS February 28, 2018 (Unaudited)

7.	TAX MATTERS

The Fund's tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2017, the Fund's most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Distributable Earnings
$5,839,119	$705,733	$-	$-	$-	$6,544,852

The difference between book basis and tax basis unrealized appreciation (depreciation), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and tax treatment of derivatives.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund's carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of August 31, 2017, the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$-	$1,348,456	$-	$-

As of August 31, 2017, the Fund did not have any capital loss carryforwards available for federal income tax purposes. The Fund utilized $104,005 of long-term non-expiring capital loss carryforwards during the year ended August 31, 2017.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. As of August 31, 2017, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Loss	Net Realized Loss	Paid-in Capital
$(19,720)	$13,298	$6,422

The permanent differences were mainly due to basis adjustments from the sale of CEFs.

During the six month period ended February 28, 2018, the Fund distributed $760,563 of ordinary income and $70,830 of long-term capital gains.

During the year ended August 31, 2017, the Fund distributed $46,285 of net investment income.

8.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

9.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Winning Points Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION February 28, 2018 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission's website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund's fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $760,563 of ordinary income and $70,830 of long-term capital gains distributions during the six month period ended February 28, 2018.

Tax information is reported from the Fund's fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2019 to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their own tax advisors.

Winning Points Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION February 28, 2018 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. This section provides information about the persons who serve as Trustees and Officers to the Trust and Funds, respectively. The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an "interested person" receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Art Falk	$ 1,150	None	None	$ 1,150
Thomas Krausz	$ 1,150	None	None	$ 1,150
Tom M. Wirtshafter	$ 1,150	None	None	$ 1,150
Gary DiCenzo	$ 1,150	None	None	$ 1,150
Interested Trustees
Randall K. Linscott[3]	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

[2]	Figures are for the six month period ended February 28, 2018.

[3]	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Winning Points Funds	SEMI-ANNUAL REPORT

INFORMATION ABOUT YOUR FUND'S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge ("CDSC") imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund's prospectus.

Expenses and Value of a $1,000 Investment for the period from 09/01/2017 through 02/28/2018

	Beginning Account Value (09/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2018)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+8.45%)	$1,000.00	2.52%	$1,084.50	$13.02
Hypothetical 5% Fund Return
Institutional Class	$1,000.00	2.52%	$1,012.30	$12.57

(a)	Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund's prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 29, 2017 for the Fund were as follows:
WP Large Cap Income Plus Fund Institutional Class shares	2.62%

Total Gross Operating Expenses during the six month period ended February 28, 2018 were 2.52% for the WP Large Cap Income Plus Fund Institutional Class shares. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the six month period ended February 28, 2018.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Winning Points Advisers, LLC

129 NW 13th Street

Suite D-26

Boca Raton, FL 33431

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue

Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group™

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: May 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: May 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: May 7, 2018